Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The unaudited condensed consolidated financial statements have been prepared in accordance with GAAP for interim financial information and with the instructions to Form

10-Q

and Article 8 of Regulation

S-X.

Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. These financial statements should be read in conjunction with the consolidated financial statements included in the Company’s Annual Report on Form

10-K

for the fiscal year ended December 31, 2023. The accompanying unaudited condensed consolidated financial statements include all adjustments that are of a normal recurring nature and necessary for the fair presentation of the results for the interim periods presented. Results for interim periods are not necessarily indicative of results to be expected for the full year.

Basis of Presentation
The consolidated financial statements have been prepared in accordance with GAAP and the applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The Company’s consolidated financial statements reflect the operations of the Company and its wholly owned subsidiaries, and all intercompany accounts and transactions have been eliminated in consolidation.

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging

growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates in these financial statements include those related to the forward purchase asset, earnout liabilities, derivative liabilities, long-term assets and goodwill impairment, the provision or benefit for income taxes and the corresponding valuation allowance on deferred tax assets, and contingent liabilities. If the underlying estimates and assumptions upon which the financial statements are based change in the future
, actual amounts may differ from those included in the accompanying financial statements.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates in these financial statements include those related to the forward purchase asset, earnout liabilities, derivative liabilities, long-term assets and goodwill impairment, the provision or benefit for income taxes and the corresponding valuation allowance on deferred tax assets, and contingent liabilities. If the underlying estimates and assumptions upon which the financial statements are based change in the future, actual amounts may differ from those included in the accompanying financial statements.

Business combinations
Business Combinations
The Company allocates the fair value of the purchase consideration of its acquisitions to the tangible assets, liabilities, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Acquisition-related expenses are expensed as incurred and included in general and administrative expenses.
The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. These estimates are based on information obtained from management of the acquired companies and historical experience. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future and the cost savings expected to be derived from acquiring an asset. These estimates are inherently uncertain and unpredictable, and if different estimates were used, the purchase price for the acquisition could be allocated to the acquired assets and liabilities differently from the allocation that the Company has made.

Business Combinations
The Company allocates the fair value of the purchase consideration of its acquisitions to the tangible assets, liabilities, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Acquisition-related expenses are expensed as incurred and included in general and administrative expenses.
The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. These estimates are based on information obtained from management of the acquired companies and historical experience. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future, and the cost savings expected to be derived from acquiring an asset. These estimates are inherently uncertain and unpredictable, and if different estimates were used, the purchase price for the acquisition could be allocated to the acquired assets and liabilities differently from the allocation that the Company has made.

Discontinued Operations
Discontinued Operations
On March 26, 2024, the Company completed the AxoBio Disposition as described in Note 1 above. In accordance with Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 205,

Presentation of Financial Statements, Discontinued Operations, Other Presentation Matters

(“ASC 205”), the assets and liabilities of AxoBio are classified as available for sale on the accompanying unaudited condensed consolidated balance sheets, and the results of its operations are reported as discontinued operations in the accompanying unaudited condensed consolidated statements of operations.

Discontinued Operations
On March 20, 2024, the Company entered into the Purchase Agreement to sell AxoBio to its former owners (see Note 1 to the accompanying consolidated financial statements). In accordance with Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 205,
Presentation of Financial Statements, Discontinued Operations, Other Presentation Matters
, the assets and liabilities of AxoBio are classified as available for sale on the accompanying consolidated balance sheets, and the results of its operations are reported as discontinued operations in the accompanying consolidated statements of operations.

Segment Reporting
Segment Reporting
ASC Topic No. 280,

Segment Reporting

(“ASC 280”), establishes standards for the way that public business enterprises report information about operating segments in their annual consolidated financial statements and requires that those enterprises report selected information about operating segments in interim financial reports. ASC 280 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company’s business segments are based on the organizational structure used by the chief operating decision maker to make operating and investment decisions and assess performance. Our chief executive officer, who is our chief operating decision maker, views the Company’s operations and manages its business in one operating segment, which is the business of developing and commercializing aesthetic and regenerative care products.

Segment Reporting
ASC Topic No. 280,
Segment Reporting
(“ASC 280”), establishes standards for the way that public business enterprises report information about operating segments in their annual consolidated financial statements and requires that those enterprises report selected information about operating segments in interim financial reports. ASC 280 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company’s business segments are based on the organization structure used by the chief operating decision maker for making operating and investment decisions and for assessing performance. Our chief executive officer, who is our chief operating decision maker, views the Company’s operations and manages its business in one operating segment, which is principally the business of development and commercialization of aesthetic and regenerative care products.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents are held by financial institutions and are federally insured up to certain limits. At times, the Company’s cash and cash equivalents balance exceeds the federally insured limits, which potentially subject the Company to concentrations of credit risk. For the three months ended March 31, 2024 and 2023, the Company has experienced no losses related to its cash and cash equivalents that exceed federally insured deposit limits. As of March 31, 2024, the Company had cash in excess of federally insured limits of $392,161. As of March 31, 2024 and December 31, 2023, the Company had cash equivalents of $15,107 and $30,000, respectively. Cash equivalents as of December 31, 2023 are classified as a component of assets available for sale in the accompanying unaudited condensed consolidated balance sheets.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents are held by financial institutions and are federally insured up to certain limits. At times, the Company’s cash and cash equivalents balance exceeds the federally insured limits, which potentially subject the Company to concentrations of credit risk. For the years ended December 31, 2023 and 2022, the Company has experienced no losses related to its cash and cash equivalents that exceed federally insured deposit limits. As of December 31, 2023, the Company had cash in excess of federally insured limits from continuing operations of $2,518,378 and from discontinued operations of $554,277. As of December 31, 2023 and 2022, the Company had cash equivalents of $30,000 and $0, respectively. The cash equivalents as of December 31, 2023, are a component of discontinued operations.

Accounts Receivables, net
Accounts Receivables, Net
Accounts receivable are recorded at the original invoice amount. Receivables are considered past due based on the contractual payment terms. The Company reserves a percentage of its trade receivable balance based on collection history and current economic trends that it expects will impact the level of credit losses over the life of the Company’s receivables. These reserves are re-evaluated

on a regular basis and adjusted as needed. Once a receivable is deemed to be uncollectible, such balance is charged against the reserve. The Company had no reserve related to the potential likelihood of not collecting its receivables as of March 31, 2024 and December 31, 2023. All of the Company’s trade receivables were related to AxoBio at December 31, 2023 and classified as a component of assets available for sale in the accompanying unaudited condensed consolidated balance sheets.

Accounts Receivables, net
Accounts receivable are recorded at the original invoice amount. Receivables are considered past due based on the contractual payment terms. The Company reserves a percentage of its trade receivable balance based on collection history and current economic trends that it expects will impact the level of credit losses over the life of the Company’s receivables. These reserves are re-evaluated
on a regular basis and adjusted, as needed. Once a receivable is deemed to be uncollectible, such balance is charged against the reserve. The Company had no reserve related to the potential likelihood of not collecting its receivables as of December 31, 2023. As of December 31, 2023, all of the Company’s trade receivables were related to AxoBio and classified as a component of assets available for sale in the accompanying consolidated balance sheets.

Inventories
Inventories
The Company’s inventory consists of finished goods and is stated at the lower of cost or net realizable value. Cost is calculated by applying the

first-in-first-out

method. The Company regularly reviews inventory quantities on hand and writes down to its net realizable value any inventory that it believes to be impaired. Management considers forecast demand in relation to the inventory on hand, competitiveness of product offerings, market conditions and product life cycles when determining excess and obsolescence and net realizable value adjustments. All of the Company’s inventory was related to AxoBio at December 31, 2023 and is classified as a component of assets available for sale in the accompanying unaudited condensed consolidated balance sheets. The Company had no reserve for obsolescence as of December 31, 2023.

Inventories
The Company’s inventory consists of finished goods and are stated at the lower of cost or net realizable value. Cost is calculated by applying the first-in-first-out
method. The Company regularly reviews inventory quantities on hand and writes down to its net realizable value any inventory that it believes to be impaired. Management considers forecast demand in relation to the inventory on hand, competitiveness of product offerings, market conditions and product life cycles when determining excess and obsolescence and net realizable value adjustments.

At the Merger Closing Date, AxoBio’s inventory was adjusted to fair value less selling costs, as specified by ASC 805,
Business Combinations
. In conjunction with the Company’s
year-end
evaluation for impairment, it was determined that AxoBio’s inventory was impaired based (i) no sales of products since October 2023 and (ii) no future sales of these products are expected. Accordingly, the AxoBio inventory was written down to historical cost, which approximates its realizable value. This loss of $4,754,357 is included as a component of discontinued operations in the accompanying consolidated statements of operations. The Company had no reserve for obsolescence as of December 31, 2023. All of the Company’s inventory was related to AxoBio at December 31, 2023 and is classified as a component of assets available for sale in the accompanying consolidated balance sheets.
Offering Costs Associated with a Public Offering
Offering Costs Associated with a Public Offering
The Company complies with the requirements of ASC
340-10-S99-1
and SEC Staff Accounting Bulletin Topic 5A—“Expenses of Offering.” ASC
340-10-S99-1
states that specific incremental costs directly attributable to a proposed or actual offering of equity securities incurred prior to the effective date of the offering may be deferred and charged against the gross proceeds of the offering when the offering occurs. The costs of an aborted offering may not be deferred and charged against the proceeds of a subsequent offering. In October 2022, the Company aborted an initial public offering and began pursuing an acquisition by Alpha. In October 2022, the Company wrote off capitalized costs of $1,278,062 relating to the aborted initial public offering. As of December 31, 2022, the Company had capitalized deferred offering costs relating to the Business Combination of $394,147. Contemporaneously with the closing of the Business Combination, the Company recorded $1,581,070 of transaction costs as a reduction of proceeds in additional paid-in
capital.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Maintenance and repair charges are expensed as incurred. Fixed assets are depreciated using the straight-line method using the following estimated useful lives:

•	Equipment – 5- 7 years

•	Leasehold improvements – The lesser of 10 years or the remaining life of the lease

•	Furniture and fixtures – 7 years

Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Maintenance and repair charges are expensed as incurred. Fixed assets are depreciated using the straight-line method using the following estimated useful lives:

•	Equipment – 5-7 years

•	Leasehold improvements – The lesser of 10 years or the remaining life of the lease

•	Furniture and fixtures – 7 years

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill is not amortized but tested for impairment on an annual basis in the fourth quarter and more frequently if events or changes in circumstances indicate that the asset may be impaired. The Company’s impairment tests are based on a single reporting unit structure. The carrying value and ultimate realization of these assets is dependent upon estimates of future earnings and benefits that the Company expects to generate from their use. If the expectations of future results and cash flows are significantly diminished, intangible assets and goodwill may be impaired, and the resulting charge to operations may be material. First, the Company assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step

goodwill impairment test. If, after assessing qualitative factors, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step

impairment test is unnecessary. If deemed necessary, a

two-step

test is used to identify the potential impairment and to measure the amount of goodwill impairment, if any. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. However, the impairment loss recognized should not exceed the total amount of goodwill allocated to that single reporting unit. All of the Company’s goodwill was related to the AxoBio Acquisition and totaled $19,188,278 as of December 31, 2023, which is classified as a component of assets available for sale in the accompanying unaudited condensed consolidated balance sheets.
Finite-lived intangible assets are carried at cost and amortized based on an economic benefit period, which is seven to twenty years. The Company evaluates finite-lived intangible assets for impairment by assessing the recoverability of these assets whenever adverse events or changes in circumstances or business climate indicate that expected undiscounted future cash flows related to such intangible assets may not be sufficient to support the net book value of such assets. An impairment charge is recognized in the period of identification to the extent the carrying amount of an asset exceeds the fair value of such asset. Costs billed to the Company as reimbursement for third parties’ patent submissions are considered to be license fees and are expensed as incurred. Intangible assets related to AxoBio are classified as a component of assets available for sale in the accompanying unaudited condensed consolidated balance sheets.
Finite-lived intangible assets are amortized using the straight-line method using the following useful lives:

•	Customer contracts – 20 years

•	Trade name – 7 years

•	Intellectual property – 7 years

•	Patents – 16 years
Significant judgments required in assessing the impairment of goodwill and intangible assets include the assumption the Company only has a single reporting unit, identifying whether events or changes in circumstances require an impairment assessment, estimating future cash flows, determining appropriate discount and growth rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value as to whether an impairment exists and, if so, the amount of that impairment. The Company has not recognized any goodwill or intangible asset impairment charges in the three months ended March 31, 2024 and 2023.

Goodwill and Intangible Assets
Goodwill is not amortized but tested for impairment on an annual basis in the fourth quarter, and more frequently if events or changes in circumstances indicate that the asset may be impaired. The Company’s impairment tests are based on a single reporting unit structure. The carrying value and ultimate realization of these assets is dependent upon estimates of future earnings and benefits that the Company expects to generate from their use. If the expectations of future results and cash flows are significantly diminished, intangible assets and goodwill may be impaired and the resulting charge to operations may be material. First, the Company assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step
goodwill impairment test. If, after assessing qualitative factors, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step
impairment test is unnecessary. If deemed necessary, a
two-step
test is used to identify the potential impairment and to measure the amount of goodwill impairment, if any. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. However, the impairment loss recognized should not exceed the total amount of goodwill allocated to that single reporting unit.
As of December 31, 2023, the goodwill associated with the AxoBio Acquisition, as shown below, is classified as a component of assets available for sale in the accompanying consolidated balance sheets.

Balance as of January 1, 2023	$—
AxoBio Acquisition	19,188,278

Balance as of December 31, 2023	$19,188,278

Finite-lived intangible assets are carried at cost and amortized based on an economic benefit period, which is seven to twenty years. The Company evaluates finite lived intangible assets for impairment by assessing the recoverability of these assets whenever adverse events or changes in circumstances or business climate indicate that expected undiscounted future cash flows related to such intangible assets may not be sufficient to support the net book value of such assets. An impairment charge is recognized in the period of identification to the extent the carrying amount of an asset exceeds the fair value of such asset. Costs billed to the Company as reimbursement for third parties’ patent submissions are considered as license fees and expensed as incurred. Intangible assets related to AxoBio are classified as a component of assets available for sale in the accompanying consolidated balance sheets.
Finite-lived intangible assets are amortized using the straight-line method using the following useful lives:

•	Customer contracts – 20 years

•	Trade name – 7 years

•	Intellectual property – 7 years

•	Patents – 16 years

Significant judgments required in assessing the impairment of goodwill and intangible assets include the assumption the Company only has a single reporting unit, identifying whether events or changes in circumstances require an impairment assessment, estimating future cash flows, determining appropriate discount and growth rates and other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value as to whether an impairment exists and, if so, the amount of that impairment. The Company has not recognized any goodwill or intangible asset impairment charges in the years ended December 31, 2023 and 2022.
Series A Voting Convertible Preferred Stock
Series A Voting Convertible Preferred Stock
In connection with the AxoBio Acquisition, the Company issued 4,243 shares of Series A Preferred Stock to former AxoBio stockholders. Based on the limited exception under ASC

480-10-S99-3A(3)(f)

for equity instruments that are subject to a deemed liquidation provision if all of the holders of equally and more subordinated equity instruments of the entity would always be entitled to also receive the same form of consideration (for example, cash or shares) upon the occurrence of the event that gives rise to the redemption (that is, all subordinate classes would also
be entitled to redeem), the Company determined that the Series A Preferred Stock should be classified as permanent equity.

Series A Voting Convertible Preferred Stock
In connection with the AxoBio Acquisition, the Company issued 4,243 shares of Series A Preferred Stock to former AxoBio stockholders. Based on the limited exception under ASC
480-10-S99-3A(3)(f)
for equity instruments that are subject to a deemed liquidation provision if all of the holders of equally and more subordinated equity instruments of the entity would always be entitled to also receive the same form of consideration (for example, cash or shares) upon the occurrence of the event that gives rise to the redemption (that is, all subordinate classes would also be entitled to redeem), the Company determined that the Series A Preferred Stock should be classified as permanent equity.

Earnout Liability
Earnout Liability
In connection with the AxoBio Acquisition, the former stockholders of AxoBio were entitled to receive the Earnout, consisting of up to $9,000,000 in cash and up to $66,000,000 in shares of Common Stock, subject to the achievement of certain revenue targets and research and development milestones. In accordance with ASC 805, Business Combinations (“ASC 805”), the Earnout was included in the purchase price for AxoBio at the Merger Closing Date and subsequently remeasured at each reporting date with changes in fair value recorded as a component of other (expense) income in the accompanying unaudited condensed consolidated statements of operations. As of December 31, 2023, the Company determined that the performance-based targets would not be met and that the Earnout would not be payable.

Earnout Liability
In connection with the AxoBio Acquisition, the former stockholders of AxoBio are entitled to receive the Earnout, consisting of performance-based earnouts of up to $9,000,000 in cash and up to $66,000,000 in shares of Common Stock, based on the achievement of certain revenue targets and research and development milestones. In accordance with ASC 805,
Business Combinations
(“ASC 805”), the Earnout included in the purchase price of AxoBio at the Merger Closing Date and subsequently remeasured at each reporting date with changes in fair value recorded as a component of other (expense) income in the consolidated statements of operations. As of December 31, 2023, the Company determined that the performance-based targets would not be met and that the Earnout would not be payable. The Company recognized other income of $13,482,292 in 2023 related to the change in the fair value of the earnout liability, which is included as a component of discontinued operations in the accompanying consolidated statements of operations.

Revenue Recognition
Revenue Recognition
The Company accounts for revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for transferring those goods or services. Revenue is recognized based on the following five-step model:

•	Identification of the contract with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contract; and

•	Recognition of revenue when, or as, the Company satisfies a performance obligation.

Revenue Recognition
The Company accounts for revenue in accordance with ASC 606,
Revenue from Contracts with Customers
(“ASC 606”), on January 1, 2021, using the modified retrospective adoption method. Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to in exchange for transferring those goods or services. Revenue is recognized based on the following five-step model:

•	Identification of the contract with a customer

•	Identification of the performance obligations in the contract

•	Determination of the transaction price

•	Allocation of the transaction price to the performance obligations in the contract

•	Recognition of revenue when, or as, the Company satisfies a performance obligation
AxoBio sells its products principally to a specialty distributor (the “Customer”) within the United States. This Customer subsequently resold AxoBio’s products to healthcare providers throughout the United States. Revenues from product sales are recognized when the Customer obtains control of the product, which occurs at a point in time, typically upon delivery to the Customer’s respective warehouse or designated location at a standard transaction price for the specific product sold. Such revenue is included as a component of discontinued operations in the accompanying statements of operations.

AxoBio has entered into service arrangements with this Customer to provide distinct services due to AxoBio having a limited workforce. Such services include distribution, credit risk, and marketing and sales services. The Company has assessed the consideration payable to this Customer as it relates to these service arrangements in accordance with ASC 606 and has concluded that the services being provided by this Customer are distinct, with the exception of the credit risk service fee, which was concluded to be a price concession. For those services that are deemed to be distinct, the Company has separately determined that the transaction price for the distribution and marketing services being provided by this Customer are at fair value. As such, in accordance with ASC 606, the distribution and marketing services are accounted for consistent with other services being provided by the Company’s vendors and have not been recorded as an offset to the Company’s revenues. The credit risk service fee is accounted for as consideration payable and as a reduction of the transaction price. The total amount of services accounted for as consideration payable and a reduction of transaction price totaled approximately $440,784 from the date of the AxoBio Acquisition through December 31, 2023.
The Company has elected to apply the significant financing practical expedient, as allowed under ASC 606. As a result, the Company does not adjust the promised amount of consideration in a customer contract for the effects of a significant financing component when the period of time between when we transfer a promised good or service to a customer and when the customer pays for the good or service will be one year or less. The Company has standard payment terms that generally require payment within approximately
60-
120
days. The Company had no material contract assets, contract liabilities, or deferred contract costs recorded as of December 31, 2023 and 2022. The Company expenses costs to obtain a contract as incurred when the amortization period is less than one year. All of the Company’s revenue in 2023 was attributable to AxoBio and is reported as a component of discontinued operations in the accompanying consolidated statements of operations.

Cost of Revenue
Cost of Revenue
Cost of revenue is comprised of purchase costs of our products, third-party logistics and distribution costs, including packaging, freight, transportation, shipping and handling costs, and inventory adjustments due to expiring products, if any. All of the Company’s cost of revenues revenue was attributable to AxoBio, and, accordingly, reported as a component of discontinued operations in the accompanying consolidated statements of operations.

Selling and Marketing Expenses
Selling and Marketing Expenses
Selling and marketing expenses relate to AxoBio and consist primarily of advertising expenses, commissions and freight expenses, and the distribution and marketing expenses described previously in the revenue recognition policies. Sales and marketing expenses were $100,000 for the three months ended March 31, 2024. These expenses are reported as a component of discontinued operations in the accompanying unaudited condensed consolidated statements of operations.

Selling and Marketing Expenses
Selling and marketing expenses relate to AxoBio and consist primarily of advertising expenses, commissions and freight expenses, and the distribution and marketing expenses described previously in the revenue recognition policies. Sales and marketing expenses were $6,829,520 from the date the AxoBio was acquired through December 31, 2023. These expenses are reported as a component of discontinued operations in the accompanying consolidated statements of operations.

Research and Development Expenses
Research and Development Expenses
Research and development expenses are expensed as incurred and consist principally of internal and external costs, which include the cost of patent licenses, contract research services, laboratory supplies and development and manufacture of preclinical compounds and consumables for clinical trials and preclinical testing.

Research and Development Expenses
Research and development expenses are expensed as incurred and consist principally of internal and external costs, which include the cost of patent licenses, contract research services, laboratory supplies and development and manufacture of preclinical compounds and consumables for clinical trials and preclinical testing.

Restructuring Charges
Restructuring Charges
The Company has refocused its research and development efforts on aesthetic products that have near-term commercial potential and have reprioritized further development and ceased clinical studies of product candidates that will take more than a year to commercialize. Restructuring charges related to this strategic realignment of the Company’s operations consists of severance from the termination of employees in non-core
areas or overlapping business functions. As of December 31, 2023, $452,579 of such severance remains unpaid (see Note 7).

Income Taxes
Income Taxes
Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2024 and December 31, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2018.

Income Taxes
Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities for tax years ended
2019 to 2022
.

Net Loss Per Share
Net Loss Per Share
Under ASC 260,

Earnings per Share
, the Company is required to apply the

two-class

method to compute earnings per share (“EPS”).

Under the

two-class

method both basic and diluted EPS are calculated for each class of common stock and participating security, considering both dividends declared (or accumulated) and participation rights in undistributed earnings. The two-class

method results in an allocation of all undistributed earnings as if all those earnings were distributed. Considering that the Company has generated losses in each reporting period since its inception, the Company also considered the guidance related to the allocation of the undistributed losses under the two-class

method. The contractual rights and obligations of the shares of Legacy Preferred Stock (as defined in Note 12 below) and the Company’s warrants were evaluated to determine if they have an obligation to share in the losses of the Company. As there is no obligation for the holders of Legacy Preferred Stock or the holders of the Company’s warrants to fund the losses of the Company, nor is the contractual principal or redemption amount of the shares of Legacy Preferred Stock or the warrants reduced as a result of losses incurred by the Company, under the two-class

method, the undistributed losses are allocated entirely to the Common Stock. Earnings per share information has been retrospectively adjusted to reflect the Business Combination ratio applied to Legacy Carmell’s historical number of shares outstanding. Shares of Alpha are considered issued for EPS purposes as of the date of the Business Combination.
The Company computes basic loss per share by dividing the loss attributable to holders of Common Stock for the period by the weighted average number of shares of Common Stock outstanding during the period. The Company’s warrants, options, Legacy Preferred Stock, and convertible notes could, potentially, be exercised or converted into Common Stock and then share in the earnings of the Company. However, these convertible instruments, warrants, and options were excluded when calculating diluted loss per share because such inclusion would be anti-dilutive for the periods presented. As a result, diluted loss per share is the same as basic loss per share for the periods presented.
Potentially dilutive securities, which are not included in diluted weighted average shares outstanding for the three months ended March 31, 2024 and 2023, consist of the following (in common stock equivalents):

	For the Three Months Ended March 31,
	2024	2023
Stock Options	1,373,511	2,299,933
Common Stock Warrants	4,617,741	94,554
Promissory Notes (if settled in shares)	184,961	—
Legacy Series A Preferred Stock (if converted)	—	1,228,900
Legacy Series B Preferred Stock (if converted)	—	2,080,239
Legacy Series C-1 Preferred Stock (if converted)	—	313,298
Legacy Series C-2 Preferred Stock (if converted)	—	4,527,149
Legacy Preferred Stock Warrants	—	231,291
Convertible Notes (if converted)	—	1,968,320

Total	6,176,213	12,743,684

Net Loss Per Share
Under ASC 260,
Earnings per Share
, the Company is required to apply the
two-class
method to compute earnings per share (“EPS”). Under the
two-class
method both basic and diluted EPS are calculated for each class of common stock and participating security considering both dividends declared (or accumulated) and participation rights in undistributed earnings. The two-class
method results in an allocation of all undistributed earnings as if all those earnings were distributed. Considering the Company has generated losses in each reporting period since its inception through December 31, 2023, the Company also considered the guidance related to the allocation of the undistributed losses under the two-class
method. The contractual rights and obligations of the shares of Preferred Stock and the Company’s warrants were evaluated to determine if they have an obligation to share in the losses of the Company. As there is no obligation for the holders of Preferred Stock or the holders of the Company’s warrants to fund the losses of the Company nor is the contractual principal or redemption amount of the preferred stock shares or the warrants reduced as a result of losses incurred by the Company, under the two-class
method, the undistributed losses are allocated entirely to the Common Stock. Earnings per share information has been retrospectively adjusted to reflect the Business Combination ratio applied to Legacy Carmell’s historical number of shares outstanding. Shares of Alpha are considered issued for EPS purposes as of the date of the Business Combination.
The Company computes basic loss per share by dividing the loss attributable to holders of Common Stock for the period by the weighted average number of shares of Common Stock outstanding during the period. The Company’s warrants, options, preferred stock, and convertible notes could, potentially, be exercised or converted into Common Stock and then share in the earnings of the Company. However, these convertible instruments, warrants, and options were excluded when calculating diluted loss per share because such inclusion would be anti-dilutive for the periods presented. As a result, diluted loss per share is the same as basic loss per share for the periods presented.
Potentially dilutive securities, which are not included in diluted weighted average shares outstanding for the periods ended December 31, 2023 and 2022, consist of the following (in common stock equivalents):

	December 31,
	2023	2022
Series A Preferred Stock (if converted)	4,243,000	—
Stock Options	1,689,765	2,235,313
Public Warrants	4,638,454	3,870,524
Series A Preferred Stock (if converted)	—	2,010,728
Series B Preferred Stock (if converted)	—	2,817,886
Series C-1 Preferred Stock (if converted)	—	89,264
Series C-2 Preferred Stock (if converted)	—	5,857,512
Preferred Stock Warrants	—	164,894
Convertible Notes (if converted)	—	777,062

Total	10,571,219	17,823,183

Stock-Based Compensation
Stock-Based Compensation
The Company applies the provisions of ASC 718,

Compensation-Stock Compensation

(“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based awards made to employees, including employee stock options, in the unaudited condensed consolidated statements of operations.
For stock options issued to employees and members of the Company’s Board of Directors (the “Board”) for their services, the Company estimates each option’s grant-date fair value using the Black-Scholes option pricing model. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the Common Stock consistent with the expected life of the option, risk-free interest rates, and expected dividend yields of the Common Stock. For awards subject to service-based vesting conditions, including those with a graded vesting schedule, the Company recognizes stock-based compensation expense equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, generally the vesting term. Forfeitures are recorded as incurred instead of estimated at the time of grant and revised.
Under Accounting Standards Update (“ASU”)

2018-07,

Compensation—Stock Compensation (Topic 718): Improvements to

Non-Employee

Share-Based Payment Accounting
, the Company accounts for stock options issued to

non-employees

for their services in accordance with ASC 718. The Company uses valuation methods and assumptions to value the stock options that are in line with the process for valuing employee stock options noted above.

Stock-Based Compensation
The Company applies the provisions of ASC 718,
Compensation-Stock Compensation
(“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based awards made to employees, including employee stock options, in the consolidated statements of operations.
For stock options issued to employees and members of the Company’s Board of Directors (the “Board”) for their services, the Company estimates each option’s grant-date fair value using the Black-Scholes option pricing model. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the Common Stock consistent with the expected life of the option, risk-free interest rates, and expected dividend yields of the Common Stock. For awards subject to service-based vesting conditions, including those with a graded vesting schedule, the Company recognizes stock-based compensation expense equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, generally the vesting term. Forfeitures are recorded as incurred instead of estimated at the time of grant and revised.

Under Accounting Standards Update (“ASU”)
2018-07,
Compensation—Stock Compensation (Topic 718): Improvements to
Non-Employee
Share-Based Payment Accounting
, the Company accounts for stock options issued to
non-employees
for their services in accordance with ASC 718. The Company uses valuation methods and assumptions to value the stock options that are in line with the process for valuing employee stock options noted above.

Leases
Leases
The Company accounts for its leases pursuant to ASC 842,

Leases
, as amended. The Company’s leases consist of leaseholds on office space. The Company determines if an arrangement contains a lease at inception as defined by ASC 842. To meet the definition of a lease under ASC 842, the contractual arrangement must convey to the Company the right to control the use of an identifiable asset for a period of time in exchange for consideration. Right of Use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

Leases
The Company adopted ASC 842,
Leases
, as amended, on January 1, 2020 (“ASC 842”). The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company not to separate non-lease
components from lease components and instead to account for each separate lease component and the non-lease
components associated with that lease component as a single lease.
The Company’s leases consist of leaseholds on office space. The Company determines if an arrangement contains a lease at inception as defined by ASC 842. To meet the definition of a lease under ASC 842, the contractual arrangement must convey to the Company the right to control the use of an identifiable asset for a period of time in exchange for consideration. Right of Use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

Concentrations
Concentrations
One customer accounted for 100% of AxoBio’s revenues in 2023 and 100% of its accounts receivable at December 31, 2023. AxoBio’s human amnion allograft product made up 100% of revenue for the year ended December 31, 2023, which was all purchased from a single vendor, Pinnacle Transplant Technologies, LLC.

Concentrations
For the year ended December 31, 2023, one customer accounted for 100% of AxoBio’s revenues. In addition, this customer accounted for 100% of accounts receivable at December 31, 2023. AxoBio’s human amnion allograft product made up 100% of revenue for the year ended December 31, 2023. For the year ended December 31, 2023, 100% of AxoBio’s human amnion allograft product was purchased from Pinnacle Transplant Technologies, LLC.

Fair Value Measurements and Fair Value of Financial Instruments
Fair Value Measurements and Fair Value of Financial Instruments
The Company categorizes its assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy in accordance with GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy below gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The carrying value of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, deferred consideration payable and related party loans payable approximate fair value because of the short-term maturity of such instruments.

•	Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

•
Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

•
Level 3 - Inputs are unobservable inputs that reflect the reporting entity’s assumptions on the assumptions the market participants would use to price the asset or liability based on the best available information.

Other financial assets and liabilities as of March 31, 2024 and December 31, 2023 are categorized based on a hierarchy of inputs as follows:

	March 31, 2024		December 31, 2023		Fair Value
	Carrying	Estimated	Carrying	Estimated	Input
	Value	Fair Value	Value	Fair Value	Hierarchy
Forward purchase agreement	$3,543,614	$3,543,614	$5,700,451	$5,700,451	Level 3
SBA Loan	—	—	1,505,070	1,498,000	Level 2
Changes in the fair value of Level 3 financial assets and liabilities for the three months ended March 31, 2024 are as follows:

Forward Purchase Agreement:
Balance, beginning of year	$5,700,451
Change in fair value	(2,156,837)

Balance, end of period	$3,543,614

The Forward Purchase Agreement was accounted for at fair value as a financial instrument in the scope of ASC 480,

Distinguishing Liabilities from Equity
, and resulted in an asset at the Closing Date. The fair value of the Company’s position under the Forward Purchase Agreement was calculated using the
Call/Put Option Pricing Model.
The assumptions incorporated into the valuation model as of December 31, 2023 included the share price of $3.81, the termination fee of $0.50 per share, the debt rate of 12.95% and the term of 0.54 years. As of March 31, 2024, the assumptions incorporated into the valuation model included the share price of $2.56, the termination fee of $0.50 per share, a debt rate of 13.07% and a term of 0.29 years.

Fair Value Measurements and Fair Value of Financial Instruments
The Company categorizes its assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy in accordance with GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3). The carrying value of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, deferred consideration payable and related party loans payable approximate fair value because of the short-term maturity of such instruments.
Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
Level 3 - Inputs are unobservable inputs that reflect the reporting entity’s assumptions on the assumptions the market participants would use to price the asset or liability based on the best available information.
Other financial assets and liabilities as of December 31, 2023 and 2022 are categorized based on a hierarchy of inputs as follows:

	December 31, 2023		December 31, 2022		Fair Value
	Carrying	Estimated	Carrying	Estimated	Input
	Value	Fair Value	Value	Fair Value	Hierarchy
Forward purchase agreement	$5,700,451	$5,700,451	$—	$—	Level 3
SBA Loan	1,505,070	1,498,000	—	—	Level 2
Derivati ve liabilities	—	—	826,980	826,980	Level 3

Changes in the fair value of Level 3 financial assets and liabilities for the year ended December 31, 2023 are as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Forward Purchase Agreement	Derivative Liabilities	Earnout Liabilities
Balance, beginning of year	$—	$826,980	$—
Initial recognition	15,968,581	—	13,482,292
Change in fair value	(10,268,130)	(826,980)	38,093

Balance, end of period	$5,700,451	$—	$13,520,385

The Forward Purchase Agreement was accounted for at fair value as a financial instrument in the scope of ASC 480,
Distinguishing Liabilities from Equity
, and resulted in an asset at the Closing Date. The fair value of the Company’s position under the Forward Purchase Agreement was calculated using the
Call/Put Option Pricing
Model
. The assumptions incorporated into the valuation model as of the Closing Date of the Business Combination included the termination fee of $0.50 per share, the debt rate of 14.35% and the term of one year. As of December 31, 2023, the assumptions incorporated into the valuation model included the share price of $3.81, the termination fee of $0.50 per share, the debt rate of 12.95% and the term of 0.54 years.
The fair value of the embedded derivatives in the convertible notes as of December 31, 2022 was valued using a Monte-Carlo model and was based upon the following management assumptions:

December 31, 2022
Stock price	$2.60
Expected term (years)	0.04
Volatility	55.1%
Risk-free interest rate	4.38%
Probability of Qualified Financing or IPO	50.00%
Probability of a Change in Control Event	10.00%
The December 31, 2022 stock price was derived from a 409A valuation. Volatility was determined from the historical volatility of comparable public companies over the expected terms. The term was based on the maturity date of the note. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon
bonds with a remaining term consistent with the expected term of the instrument being valued. The probability of a Qualified Financing or IPO and a Change of Control Event were based on the Company’s assessment of such an event occurring. The convertible notes related to the derivative liabilities were repaid during 2023.

Recently Adopted Accounting Guidance
Recently Adopted Accounting Guidance
In June 2016, the FASB issued Accounting Standards Update
No. 2016-13,
Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments
. ASU
2016-13
requires measurement and recognition of expected credit losses for financial assets. In April 2019, the FASB issued clarification to ASU
2016-13
within ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, or ASU
2016-13.
The guidance is effective for fiscal years beginning after December 15, 2022. The Company adopted
this standard on January 1, 2023, which had no material impact on the Company’s consolidated financial statements.
Recent Accounting Pronouncements
On September 30, 2022, the FASB issued ASU
2022-03,
which (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such equity security. The amendments in ASU
2022-03
are consistent with the principles of fair value measurement under which an entity is required to consider characteristics of an asset or liability if other market participants would also consider those characteristics when pricing the asset or liability. Specifically, the ASU clarifies that an entity should apply these fair value measurement principles to equity securities subject to contractual sale restrictions. The Company does not believe that, if adopted, ASU
2022-03
would have a material effect on the Company’s financial statements.